Retirement-Related Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	6.00%
Vesting Percentage Of Matching Contribution To Eligible Associates	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	50.00%
Minimum Age Limit Of Participant To Defer Additional Earnings In Catch Up Contributions	50
Defined Benefit Plan, Curtailments			$ 70
Defined benefit plan unrecognized net gain loss due to curtailments			90
Total Contribution Expense for Defined Contribution and Benefit Plans	1,062	1,010	1,036
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Contributions by Employer	20	26	54
Domestic Defined Contribution Pension [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	877	818	752
Foreign Defined Contribution Pension [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 165	$ 166	$ 230